FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Long-term Debt (Details) € in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 13, 2024 USD ($)	Dec. 13, 2024 EUR (€)	Jul. 16, 2024 USD ($)	Jun. 17, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 11,563
Less current portion of long-term debt	(1,550)						$ (1,125)
Total long-term debt	8,815						8,369
Total | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	9,513						8,555
Total Corporate | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	9,012						8,135
5.5 billion Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 5,500
5.5 billion Revolving Credit Facility | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	0						0
€1.0 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 1,000
€1.0 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0						585
€1.0 billion Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	2.25%	2.25%
750 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750				$ 750
750 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0						290
750 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.60%	3.60%
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
500 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 184						183
500 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.13%	6.13%
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750
€750 million Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 778						826
€750 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	1.75%	1.75%
750 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750
750 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 400						400
750 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.55%	4.55%
€600 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 600
€600 million Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 621						659
€600 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.88%	4.88%
1.2 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,200
1.2 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,196						1,195
1.2 billion Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.55%	6.55%
€500000000 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 500	$ 519	€ 500
€500000000 million Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 515						0
€500000000 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.13%	3.13%	3.125%	3.125%
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
500 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 496						496
500 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.25%	4.25%
€500000000 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 500	$ 519	€ 500
€500000000 million Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 513						0
€500000000 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.50%	3.50%	3.50%	3.50%
1.0 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 1,000
1.0 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 990						989
1.0 billion Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.80%	6.80%
500000000 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500					$ 500
500000000 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 496						0
500000000 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.00%	6.00%				6.00%
1.5 billion Unsecured Bonds
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,500
1.5 billion Unsecured Bonds | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 672						672
1.5 billion Unsecured Bonds | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	7.00%	7.00%
1.0 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000
1.0 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 428						428
1.0 billion Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.75%	6.75%
500000000 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500					$ 500
500000000 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 491						0
500000000 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	6.35%	6.35%				6.35%
EIB loan
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 15	€ 15
EIB loan | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 15						81
EIB loan | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	1.16%	1.16%
EIB loan | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 273						309
EIB loan | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.87%	3.87%
Schuldschein loans
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 753	€ 724
Schuldschein loans | Fixed interest rate | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 94						100
Schuldschein loans | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	2.50%	2.50%
Schuldschein loans | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.00%	3.00%
Schuldschein loans | Floating interest rate | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 659						699
Schuldschein loans | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.80%	3.80%
Schuldschein loans | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	4.10%	4.10%
Other loans | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 191						223
Other loans | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	2.90%	2.90%
Other loans | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (in percent)	3.80%	3.80%
Other loans | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 501						420
Total long-term debt (excluding lease obligations)
Disclosure of detailed information about borrowings [line items]
Total long-term debt	7,963						7,430
Long-term lease obligations
Disclosure of detailed information about borrowings [line items]
Less current portion of long-term debt	(182)						(207)
Total long-term debt	$ 852						$ 939